BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF SUBSIDIARIES INCORPORATED

Description of subsidiaries incorporated and controlled by the Company

Name	Background	Effective ownership

INNEOVA Group Limited (formerly known as SAG Investments Limited) (“INNEOVA Group”)	● British Virgin Islands company ● Incorporated on November 17, 2021 ● Issued and outstanding 1,000 ordinary shares for US$1,000 ● Investment holding ● Provision of investment holding	100% owned by INNEOVA

INNEOVA Industrial Pte. Ltd. (formerly known as Filtec Private Limited) (“INNEOVA Industrial”)

● Singaporean company

● Incorporated on September 1, 1999

● Issued and outstanding 650,000 ordinary shares for SGD650,000

● Manufacturing and repair of separation or mixing equipment and general wholesale trade

100% owned by INNEOVA Group

INNEOVA Automotive Pte. Ltd. (formerly known as Spare-Parts Zone Pte. Ltd.) (“INNEOVA Automotive”)

● Singaporean company

● Incorporated on January 3, 1995

● Issued and outstanding 1,000,000 ordinary shares for SGD1,000,000

● Supply a wide range of automotive spare parts and lubricants genuine and aftermarket spare parts for use in passenger and commercial on-highway vehicles

100% owned by INNEOVA Group

Autozone Automotive Pte Ltd (“Autozone (S)”)

● Singaporean company

● Incorporated on December 7, 2009

● Issued and outstanding 1,000,000 ordinary shares for SGD1,000,000

● Manufacturing and processing of automotive components or parts assembling re-engineering

100% owned by INNEOVA Automotive

INNEOVA Malaysia Sdn. Bhd (formerly known as Autozone Sdn. Bhd.) (“INNEOVA Malaysia”)	● Malaysian company ● Incorporated on December 17, 2009 ● Issued and outstanding 650,000 ordinary share for MYR650,000 ● Franchising of automotive parts retail	100% owned by Autozone (S)